Note 10 - Short-term Debt	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
10
.
Short
-term Debt

In
April
2015,
we entered into a Securities Purchase Agreement with several institutional accredited investors, pursuant to which we received aggregate gross proceeds of
$2.0
million from the investors for the sale of approximately
$2.12
million principal amount of
12%
Original Issue Discount Convertible Debentures due
January
18,
2016
(the
“April
2015
Bridge Notes”) and the
April
2015
Warrants. The closing of the
April
2015
Bridge Notes transaction occurred on
April
17,
2015.
We received aggregate net proceeds of
$1,815,000.
We used
$560,000
of the net proceeds to repay our outstanding indebtedness due to Acuitas incurred by way of short term, interest free loans in the first
and
second
quarters of
2015.

The conversion price of the
April
2015
Bridge Notes and the exercise price of the
April
2015
Warrants was
$2.00
per share, subject to adjustment, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be. The
April
2015
Bridge Notes were unsecured, bear interest at a rate of
12%
per annum payable quarterly in cash or shares of common stock, subject to certain conditions, at our option, and were subject to mandatory prepayment upon the consummation of certain future financings. The exercise price of the
April
2015
Warrants was subsequently adjusted to
$0.30
per share based upon the
September
Offering.

In
July
2015,
we entered into a promissory note with Acuitas, pursuant to which we received gross proceeds of
$3.35
million for the sale of
$3.35
million in principal amount (the “Promissory Note”). The Promissory Note was due on
August
21,
2015,
and carried an interest rate on any unpaid principal amount of
8%
per annum until the maturity date, after which the interest rate would increase to
12%
per annum. We used approximately
$2.2
million of the net proceeds of this transaction to redeem the
April
2015
Bridge Notes. Following the redemption, all of the
April
2015
Bridge Notes were extinguished.

In
July
2015,
we issued the
July
2015
Convertible Debenture and the
July
2015
Warrants for the Promissory Note.

The conversion price of the
July
2015
Convertible Debenture was
$1.90
per share, subject to adjustments, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be.  The
July
2015
Convertible Debenture is unsecured, bears interest at a rate of
12%
per annum payable in cash or shares of common stock, subject to certain conditions, at our option, and is subject to mandatory prepayment upon the consummation of certain future financings.

The conversion price of the
July
2015
Convertible Debenture and the exercise price of the
July
2015
Warrants were subsequently adjusted to
$0.30
per share based upon the
September
Offering.

In
October
2015,
we amended the
July
2015
Convertible Debenture which extended the maturity date of the
July
2015
Convertible Debenture from
January
18,
2016
to
January
18,
2017
and extended the date we must consummate a public offering from
December
31,
2015
to
June
30,
2016.
In accordance with ASC
470
-
50,
Debt Modifications and Extinguishments, we recognized a
$195,000
loss on extinguishment of debt in connection with the loan modification.

In
March
2016,
we entered into a promissory note with Acuitas Group Holdings, LLC (“Acuitas”), pursuant to which we received aggregate gross proceeds of
$900,000
for the issuance of the note with a principal amount of
$900,000
(the
“March
2016
Promissory Note”). The
March
2016
Promissory Note is due within
30
days of demand by Acuitas (the “Maturity Date”), and carries an interest rate on any unpaid principal amount of
8%
per annum until the Maturity Date, after which the interest will increase to
12%
per annum. In addition, we issued Acuitas
five
-year warrants to purchase an aggregate of
450,000
shares of our common stock, at an exercise price of
$0.47
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“March
2016
Warrants”). The number of warrants were subsequently increased to
640,909
and the exercise price of the
March
2016
Warrants was subsequently reduced to
$0.33
per share based upon the
May
2016
Promissory Note.

In
April
2016,
we amended and restated the
March
2016
Promissory Note to increase the principal amount by
$400,000,
for a total of
$1.3
million (the
“April
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
200,000
shares of our common stock, at an exercise price of
$0.47
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“April
2016
Warrants”). The number of warrants were subsequently increased to
284,848
and the exercise price of the
April
2016
Warrants was subsequently reduced to
$0.33
per share based upon the
May
2016
Promissory Note.

In
May
2016,
we amended and restated the
April
2016
Promissory Note to increase the principal amount by
$405,000,
for a total of
$1.7
million (the
“May
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
306,818
shares of our common stock, at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“May
2016
Warrants”).

In
June
2016,
we amended and restated the
May
2016
Promissory Note to increase the principal amount by
$480,000,
for a total of
$2.2
million (the
“June
2016
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
363,636
shares of our common stock, at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“June
2016
Warrants”).

In
July
2016,
we amended and restated the
June
2016
Promissory Note to increase the principal amount by
$570,000,
for a total of
$2.8
million (the
“July
2016
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
431,818
shares of our common stock at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“July
2016
Warrants”).

In
August
2016,
Acuitas loaned us
$225,000.
No terms were discussed nor were any agreements executed in connection with such loan, but the
$225,000
was paid back out of the
August
2016
Notes.

In
August
2016,
we entered into subscription agreements (each, the “Subscription Agreement”) with three
accredited investors, including Shamus, (collectively, the “Investors”), pursuant to which we issued to the Investors short-term senior promissory notes in the aggregate principal amount of
$2.8
million (the
“August
2016
Notes”) and
five
-year warrants to purchase up to an aggregate of
875,000
shares of our common stock, at an exercise price of
$1.10
per share (the
“August
2016
Warrants”).

The
August
2016
Warrants include price protection provisions pursuant to which, subject to certain exempt issuances, the then exercise price of the
August
2016
Warrants will be adjusted, in the event we issue shares of our common stock for consideration per share less than the then exercise price of the
August
2016
Warrants, to the lowest consideration per share for the shares issued or sold in such transaction. The price protection will be in effect until the earliest of (i) the termination date of the
August
2016
Warrants, (ii) such time as the Warrants are exercised or (iii) contemporaneously with the listing of our shares of common stock on a registered national securities exchange.

In addition, in
August
2016,
Acuitas agreed to exchange its
July
2016
Promissory Note for a short-term senior promissory note in the aggregate principal amount of
$2.8
million including accrued interest, in the form substantially identical to the form of the
August
2016
Notes. Acuitas also agreed to exchange certain of its outstanding warrants to purchase an aggregate
2,028,029
shares of our common stock at an exercise price of
$0.33
per share for warrants to purchase an aggregate
2,993,561
shares of common stock at an exercise price of
$1.10
per share.

       In
December
2016,
we exchanged the
August
2016
Notes issued to the Investors, which had an aggregate outstanding principal amount of
$5.6
million, for (i)
8%
Convertible Debentures in the same principal amount due on
March
15,
2017
(the “Debentures”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in amount equal to forty
percent
(40%)
of the initial number of shares of common stock, or
2,022,835
warrants, issuable upon conversion of each Investor’s Debentures, at an exercise price of
$1.10
per share (the
“December
2016
Warrants”).

 The
December
2016
Warrants include a price protection provision pursuant to which, subject to certain exempt issuances, the then exercise price of the
December
2016
Warrants will be adjusted if the Company issues shares of common stock at a price that is less than the then exercise price of the
December
2016
Warrants. Such price protection provisions will remain in effect until the earliest of (i) the termination date of the
December
2016
Warrants, (ii) such time as the
December
2016
Warrants are exercised or (iii) contemporaneously with the listing of our shares of common stock on a registered national securities exchange.

In
December
2016,
we entered into an agreement with Shamus pursuant to which the Company received gross proceeds of
$300,000
for the sale of (i) an
8%
Series B Convertible Debenture due
March
31,
2017
(the
“December
2016
Convertible Debenture”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in an amount equal to seventy
-
five
percent
(75%)
of the initial number of shares of common stock, or
264,706
warrants, issuable upon the conversion of the
December
2016
Convertible Debenture, at an exercise price of
$0.85
per share (the “Shamus Warrants”).

The Shamus Warrants include price protection provisions pursuant to which, subject to certain exempt issuances, the then exercise price of the Shamus Warrants will be adjusted if the Company issues shares of common stock at a price that is less than the then exercise price of the Shamus Warrants. Such mechanism will remain in effect until the earliest of (i) the termination date of the Shamus Warrants, (ii) such time as the Shamus Warrants are exercised or (iii) contemporaneously with the listing of our shares of common stock on a registered national securities exchange.